RELATED PARTIES (Details Textual) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 01, 2013	Aug. 20, 2012
Related Party Transaction [Line Items]
Proceeds from notes payable, related party		$ 545,107	$ 0	$ 0	$ 2,000
Related Party Transaction, Due from (to) Related Party							2,800
Due to Related Parties, Noncurrent, Total						21,030
Operating Leases, Rent Expense		10,422		18,465
Lease Agreement Term	1 year
Repayments of Related Party Debt		120,107	0
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable, related party					2,000
Percentage Of Ownership Interest Held By Related Party In Lessor Entity		12.00%
Due to Related Parties		220,000
Related Party Transaction, Rate		1.00%
Repayments of Related Party Debt		105,000
Due to Related Parties, Current		115,000
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Due to Related Parties		30,107
Related Party Transaction, Rate		1.00%
Repayments of Related Party Debt		15,107
Due to Related Parties, Current		15,000
Director [Member]
Related Party Transaction [Line Items]
Due to Related Parties		250,000
Related Party Transaction, Rate		1.00%
Repayments of Related Party Debt		150,000
Due to Related Parties, Current		$ 100,000